As filed with the Securities and Exchange Commission on November 16, 2022
1933 Act Registration No. 033-27783
1940 Act Registration No. 811-05721
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 71
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 642
Lincoln National Variable Annuity Account H
(Exact Name of Registrant)
American Legacy II®
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1301 South Harrison Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Carolyn E. Augur, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III C Share, American Legacy® III View, American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Series, American Legacy® Design, American Legacy® Advisory

Rate Sheet Prospectus Supplement dated November 16, 2022
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the Lincoln ProtectedPaySM lifetime income suite. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on or after November 28, 2022.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
6%
Protected Annual Income Rates for Lincoln ProtectedPay Select CoreSM and Lincoln ProtectedPay Secure CoreSM
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.00%	59 – 64	3.60%
65 – 69	5.50%	65 – 69	5.00%
70 – 74	5.60%	70 – 74	5.10%
75+	5.75%	75+	5.25%

Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.50%	59 – 64	4.00%
65 – 69	5.75%	65 – 69	5.25%
70 – 74	5.85%	70 – 74	5.35%
75+	6.00%	75+	5.50%

Protected Annual Income Rates for Lincoln ProtectedPay Select PlusSM, Lincoln ProtectedPay Secure PlusSM, Lincoln ProtectedPay Select MaxSM and Lincoln ProtectedPay Secure MaxSM
The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.00%	6.35%	65 – 69	4.00%	4.00%
70 – 74	7.15%	6.50%	70 – 74	4.00%	4.00%
75+	7.25%	6.75%	75+	4.00%	4.00%

Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.40%	7.00%	70 – 74	4.00%	4.00%
75+	7.50%	7.25%	75+	4.00%	4.00%

Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.00%	7.70%	65 – 69	3.00%	3.00%
70 – 74	8.25%	7.85%	70 – 74	3.00%	3.00%
75+	8.40%	8.00%	75+	3.00%	3.00%

Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.25%	8.00%	65 – 69	3.00%	3.00%
70 – 74	8.50%	8.15%	70 – 74	3.00%	3.00%
75+	8.65%	8.30%	75+	3.00%	3.00%

i4LIFE® Advantage Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln ProtectedPay Select CoreSM	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lin- coln ProtectedPay Secure CoreSM	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%

Guaranteed Income Benefit Percentages
The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select CoreSM and Lincoln ProtectedPay Secure CoreSM.
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed on and after November 28, 2022. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

The Lincoln National Life Insurance Company

Lincoln National Variable Annuity Account H

Rate Sheet Prospectus Supplement dated November 16, 2022
This Rate Sheet Prospectus Supplement (“Rate Sheet”) provides the rates and percentages for the 4LATER® Select Advantage rider. This supplement is for informational purposes and requires no action on your part. This Rate Sheet must be retained with the current prospectus.
The rates below apply for applications and/or election forms signed on and after November 28, 2022.
The rates in this Rate Sheet can be superseded. In the event we change our rates, the new rate sheet will become effective at least 10 days after it is filed. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at www.lfg.com/VAprospectus. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Enhancement Rate
6%
i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from 4LATER® Select Advantage	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40-54	2.50%	40-54	2.25%
55-58	2.50%	55-58	2.25%
59-64	3.25%	59-64	2.75%
65-69	4.25%	65-69	3.25%
70-74	4.50%	70-74	3.75%
75-79	4.75%	75-79	4.00%
80+	4.75%	80+	4.25%

In order to receive the rate indicated in this Rate Sheet, your 4LATER® Select Advantage application or rider election form must be signed and dated on and after November 28, 2022. We must receive your application or rider election form in Good Order within one day from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Good Order means the actual receipt by Lincoln at its Home Office of the requested transaction in writing, or by other means accepted by Lincoln, along with all the information and supporting legal documentation necessary to complete the transaction. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy® II

Supplement dated November 16, 2022 to the prospectus dated May 1, 2022

This supplement to the prospectus for your individual variable annuity contract describes the Lincoln ProtectedPaySM lifetime income suite, available for purchase beginning November 28, 2022 (subject to state approval). This supplement is for informational purposes and requires no action on your part.

OVERVIEW

Lincoln ProtectedPaySM is a suite of optional riders that provide accumulation through:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
The rider suite provides flexible investment and income choices to meet your individual needs by offering six different options, which are described later in detail.

Lincoln ProtectedPaySM is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time the rider is elected. The initial Purchase Payment or Contract Value (if elected after the contract is issued) must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $2 million or more.
If you purchase a Lincoln ProtectedPaySM rider, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. Certain rider options have more restrictive Investment Requirements than others. In addition, the fixed account is not available except for use with dollar cost averaging.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms – The following term is added to the Special Terms section:

Enhancement Value: A value to which the Protected Income Base will increase, subject to certain conditions and limitations.

Important Information About Your Contract – The following line item replaces the current line item on the Minimum and Maximum Annual Fee Table:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%	2.75%

Important Information About Your Contract – The following line item replaces the current line item on the Lowest and Highest Annual Cost Table:

FEES AND EXPENSES
Lowest Annual Cost: $1,944	Highest Annual Cost: $6,080

Fee Tables – Annual Contract Expenses. The following entry is added to the Annual Contract Expenses Table under Optional Benefit Expenses:

	Single Life	Joint Life
Lincoln ProtectedPaySM *
Guaranteed Maximum Annual Charge ………………………………	2.75%	2.75%

*As an annualized percentage of the Protected Income Base, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

Fee Tables – Examples.  The following Example is added to your prospectus.

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees, annual contract expenses, and annual fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln ProtectedPay® at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1)	If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$11,433	$21,816	$31,760	$60,804

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,433	$16,816	$28,760	$60,804

Charges and Other Deductions – The following information is added to the Charges and Other Deductions section of your prospectus.

Protected Lifetime Income Fee - Lincoln ProtectedPaySM Fee. If you elect a Lincoln ProtectedPaySM rider, there is a fee associated with the rider for as long as the rider is in effect.

The protected lifetime income fee rate for new rider elections is disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet.

Any change to the protected lifetime income fee rate will be disclosed in a new rate sheet at least ten days before that rate becomes effective. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at number listed in your prospectus.

The fee:
•
is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals; and

•
may increase every year upon an Account Value Step-up or annually on the Benefit Year anniversary, after ten years from the rider effective date. (You may opt out of this increase – see details below.)

The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and the fixed account, if any, on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases.

The protected lifetime income fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular Account Value Step-up. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups. If you opt out of an Account Value Step-up, you are still eligible for an Enhancement, if applicable, through the end of the Enhancement Period, including in the year you declined the Account Value Step-up.

The protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the Contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase.

After ten years from the rider effective date, the protected lifetime income fee rate may increase annually on the Benefit Year anniversary at Lincoln’s sole discretion, up to the stated guaranteed maximum charge rate. You may opt out of this fee rate increase by giving us notice within 30 days after the increase. If you opt out of this fee rate increase, you will no longer be eligible for Account Value Step-ups.

The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
Benefits Available Under the Contract. The following entry is added to the Benefits Available Under the Contract table under Optional Benefits – Available for Election.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Lincoln ProtectedPaySM
Provides:
•Varying income options.
•Guaranteed lifetime periodic withdrawals.
•An Enhancement to the Protected Income Base.
•Account Value Step-ups of the Protected Income Base.
•Age-based increases to the Protected Annual Income amount.
2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
•Investment Requirements apply.
•Excess Withdrawals could significantly reduce or terminate the benefit.
•Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.
•Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
•Purchase Payments and step-ups may increase fee rate.
•Additional Purchase Payments may be limited.

The following section is added to the Benefits Available Under the Contract section of your prospectus, immediately prior to the Lincoln Lifetime IncomeSM Advantage (Managed Risk) section.

Lincoln ProtectedPaySM

Lincoln ProtectedPaySM is a suite of Living Benefit Riders available for purchase beginning November 28, 2022 (subject to state approval), that provides:
●	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base;
●	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
●	Annual step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement;
●	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).

The rider provides flexible investment and income choices to meet your individual needs by offering six different options:
•	Lincoln ProtectedPay Select CoreSM
•	Lincoln ProtectedPay Secure CoreSM
•	Lincoln ProtectedPay Select PlusSM
•	Lincoln ProtectedPay Secure PlusSM
•	Lincoln ProtectedPay Select MaxSM
•	Lincoln ProtectedPay Secure MaxSM
In the following discussion, Lincoln ProtectedPay Select CoreSM and Lincoln ProtectedPay Secure CoreSM, together, are referred to as the “Core options.”  Lincoln ProtectedPay Select PlusSM and Lincoln ProtectedPay Secure PlusSM, together are referred to as the “Plus options.” Lincoln ProtectedPay Select MaxSM, and Lincoln ProtectedPay Secure MaxSM, together, are referred to as the “Max options”.
You should carefully consider which option is the best option for you. Consider the following:
•	The Select options provide more investment choices, but overall, lower income rates.
•	The Secure options provide less investment choice, but overall, higher income rates.
•	The Core options provide level income that does not decrease if the Contract Value reaches $0 and the opportunity to transition to i4LIFE® Advantage Guaranteed Income Benefit.
•	The Plus options provide higher initial income that decreases if the Contract Value reaches $0.
•	The Max options provide the highest initial income that decreases further than the Plus option if the Contract Value reaches $0.
The income option selected is irrevocable unless you follow the termination guidelines listed below.
Protected Annual Income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time. For the Plus and Max options, your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen.

Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals.  In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Value, and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals will also negatively impact the availability of an Enhancement.

The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.

Availability. Lincoln ProtectedPaySM riders are available for election on all new and existing contracts, subject to approval in your state. If you elect the rider at contract issue, it will be effective on the contract's effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if elected after the contract is issued) must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $2 million or more.

Lincoln ProtectedPaySM is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.

Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the Contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the Contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Account Value Step-up. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.

The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments (according to the timeline outlined below) and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement or Account Value Step-up.

The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit.

Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.

After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Enhancement. We will calculate the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. The Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied.

On each Benefit Year anniversary, the Protected Income Base will be the greater of the Contract Value and the Enhancement Value, if:

a.	the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under the age of 86;
b.	there are no withdrawals in the preceding Benefit Year;
c.	the rider is within the Enhancement Period;
d.	the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary adjustment;
e.	the Enhancement Value is greater than an Account Value Step-up that may have occurred on the same Benefit Year anniversary; and
f.	the Enhancement Base is greater than zero.

The initial Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and ((A multiplied by (B)), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year.

On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Excess Withdrawals reduce the Protected Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base.

The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result.

The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet.

The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583.

Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of a 6% Enhancement on the Protected Income Base and assumes that no withdrawals have been made.

Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000; Enhancement Value = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000; Enhancement Value = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $121,900 (= $115,000 + ($100,000 x 6% + $15,000 x 6%)).

Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000; Enhancement Value = $125,000

As explained below and as noted above, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million.

An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.

Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Enhancements are not available once the Enhancement Period has expired.

Account Value Step-ups. The Protected Income Base will increase up to equal the highest Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.
the highest Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date, is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and

c.	the Account Value Step-up is greater than the Enhancement Value on the same Benefit Year anniversary.

The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred.

The protected lifetime income fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary. (See the Lincoln ProtectedPaySM Fee section earlier in this supplement.) If you decline an Account Value Step-up, you will continue to be eligible for future Account Value Step-ups if you meet the conditions listed above.

Following is an example of how the Account Value Step-ups and the Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Protected Income Base	Enhancement Base	Enhancement Value
At issue	$100,000	$100,000	$100,000	$100,000
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$106,000
2nd Benefit Year anniversary	$115,000	$115,000	$100,000	$112,000
3rd Benefit Year anniversary	$116,000	$118,000	$100,000	$118,000

On the first Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $100,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $106,000, and the Enhancement Base remains at $100,000.

On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the Enhancement Value of $112,000 ($112,000 = $106,000 + ($100,000 x 6%), so the Protected Income Base is increased to equal the Contract Value of $115,000, and the Enhancement Base remains at $100,000.

On the third Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $115,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $118,000, and the Enhancement Base remains at $100,000.

Withdrawal Amount. Protected Annual Income withdrawals are available at the minimum age stated on the Rate Sheet. The minimum age may vary between the different rider options. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. The Protected Annual Income amount for the Plus and Max options will be reduced if your Contract Value is reduced to zero.

The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, which varies by which rider option is selected, based on your age and whether the single or joint life option has been elected, and, for the Plus and Max options, whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.

The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet.

The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet information by contacting your registered representative, online at www.lfg.com/VAprospectus, or by calling us at number listed in your prospectus.

After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.

Core options: If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum.

Plus and Max options: If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Protected Annual Income amount based on Table B of the Rate Sheet, the difference is payable for the remainder of that Benefit Year. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary. Withdrawals equal to the Protected Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Protected Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum.

For all rider options, withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Base or Enhancement Value. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount.

The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, Enhancement Value, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:

Contract Value on the rider’s effective date …………...………….……..…….………	$200,000
Protected Income Base, Enhancement Base and Enhancement Value on the rider’s effective date …………...............................................................................…	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 5%) ……………………………………………………………………….….	$10,000
Contract Value six months after rider’s effective date ………………………………	$210,000
Protected Income Base, Enhancement Base and Enhancement Value six months after rider’s effective date ……………………………………………………….	$200,000
Withdrawal six months after rider’s effective date …………………………………...	$10,000
Contract Value after withdrawal ($210,000 - $10,000) ……………………………...	$200,000
Protected Income Base, Enhancement Base and Enhancement Value after withdrawal ($200,000 – $0) ………………………………………………………………	$200,000
Contract Value on first Benefit Year anniversary …………………………………….	$205,000
Protected Income Base on first Benefit Year anniversary	$205,000
Enhancement Value and Enhancement Base on first Benefit Year anniversary …	$200,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 5%) …………………………………………………………………………..……………	$10,250

Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $10,250 (5% x $205,000). The Enhancement Base and Enhancement Value remain at $200,000.

Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.

Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. For the Plus and Max options, the Protected Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Protected Annual income amount.

Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or
3.	withdrawals that are payable to any assignee or assignee’s bank account.

When an Excess Withdrawal occurs:
1.
the Protected Income Base, Enhancement Base and Enhancement Value are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base, Enhancement Base and Enhancement Value could be more than the dollar amount of the withdrawal; and

2.
the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).

Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in your prospectus if you have any questions about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Enhancement Value, the Protected Annual Income amount, and your Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal which causes an $11,815 reduction in the Protected Income Base and Enhancement Base.

Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000)

After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal): The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base. Enhancement Base and Enhancement Value are not reduced:

Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000

The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Income Base, Enhancement Base, and Enhancement Value are reduced by 13.90%, the same proportion by which the Excess Withdrawal reduced the $55,750.

Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Protected Income Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Enhancement Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Enhancement Value = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Protected Annual Income amount = $3,659 (5% of $73,185 Protected Income Base)

On the following Benefit Year anniversary:
Contract Value = $43,000
Protected Income Base = $73,185
Enhancement Base = $73,185
Enhancement Value = $73,185
Protected Annual Income amount = $3,659 (5% x $73,185)

In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, Enhancement Value and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate.

Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in the prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges; the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in your prospectus. See the prospectus – Charges and Other Deductions – Surrender Charge.

Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:

1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph);
4.	This contract is not a beneficiary IRA; and
5.	The younger of you or your spouse (joint life option) reach the minimum age, as stated on the Rate Sheet.

If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income See the prospectus - Federal Tax Matters.

Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annuity payments for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO.

Core options: Contractowners may decide to choose the PAIPO over the applicable version of i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value.

Plus and Max options: Annuity payments made under PAIPO will be equal to the Protected Income Base multiplied by the Protected annual Income rate shown in Table B of your Rate Sheet.

For all rider options, payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and your spouse for the joint life option. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a death benefit payment.

Death Prior to the Annuity Commencement Date. Lincoln ProtectedPaySM riders have no provision for a payout of the Protected Income Base, Enhancement Base or Enhancement Value upon death of the Contractowner or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the prospectus) will be in effect. Election of a Lincoln ProtectedPaySM rider does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See the prospectus – The Contracts – Death Benefits.

Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, the Lincoln ProtectedPaySM rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death).

Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln ProtectedPaySM, withdrawals less than or equal to the Protected Annual Income will reduce the sum of all Purchase Payment amounts on a dollar-for-dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit.

Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln ProtectedPaySM rider will automatically terminate:
●	on the Annuity Commencement Date (except payments under the Protected Annual Income Amount Annuity Payout Option will continue if applicable);
●	upon the election of i4LIFE® Advantage;
●	upon death under the single life option or the death of the surviving spouse under the joint life option;
●	when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
●
if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

●	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
●	upon surrender or termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Protected Income Base, Enhancement Base or Enhancement Value. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage.

Core options: i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln ProtectedPaySM Select Core may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit. Contractowners who elect Lincoln ProtectedPaySM Secure Core may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit Managed Risk. The transition must be made prior to the maximum age limit and prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See the prospectus – i4LIFE® Advantage Guaranteed Income Benefit Transitions.

Appendix B – Investment Requirements. The following section is added to Appendix B and outlines the Investment Requirements that apply to purchasers of Lincoln ProtectedPaySM. Please note that some of the funds listed below may not be available under your Contract.

Under the current Investment Requirements for Lincoln ProtectedPaySM Secure Core, Lincoln ProtectedPaySM Secure Plus, and Lincoln ProtectedPaySM Secure Max, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Mortgage Fund* American Funds The Bond Fund of America* American Funds U.S. Government Securities Fund* LVIP American Preservation Fund
American Funds Managed Risk  Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
No Subaccounts at this time.

*This fund is only available to contracts issued on or after May 22, 2017.

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Mortgage Fund*
American Funds The Bond Fund of America*
American Funds U.S. Government Securities Fund*
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Preservation Fund

*Not available to contracts issued prior to May 22, 2017.

Under the current Investment Requirements for Lincoln ProtectedPaySM Select Core, Lincoln ProtectedPaySM Select Plus, and Lincoln ProtectedPaySM Select Max, you must allocate 100% of your Contract Value among one or more of the following Subaccounts:

American Funds Global Balanced Fund
American Funds Growth and Income PortfolioSM
American Funds Managed Risk Asset Allocation PortfolioSM
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, Contracts that purchase one of these Living Benefit Riders on or after January 9, 2017 may satisfy these Investment Requirements by allocating 100% of the Contract Value in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund asset allocation model made available to you by your broker-dealer. If the Contract was purchased on or after May 22, 2017 and elected with one these Living Benefit Riders, American Funds Balanced Model Portfolio & American Funds Conservative Model Portfolio would also be available. If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

American Legacy® II

Supplement dated November 16, 2022 to the prospectus dated May 1, 2022

This supplement to the prospectus for your individual variable annuity contract describes revisions to 4LATER® Select Advantage riders elected on and after November 28, 2022. This supplement is for informational purposes and requires no action on your part.

OVERVIEW

The following changes will apply to 4LATER® Select Advantage riders elected on and after November 28, 2022 (subject to state approval):
•	the current protected lifetime income fee may increase annually after ten years from the rider effective date;
•	the Guaranteed Maximum Annual Fee is higher;
•	the Enhancement Period does not reset;
•	the Protected Income Base is the highest of the previous Protected Income Base, Account Value Step-up, or Enhancement Value.
DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms – The following term is added to the Special Terms section:

Enhancement Value: A value to which the Protected Income Base will increase, subject to certain conditions and limitations.

Important Information About Your Contract – The following line item replaces the current line item on the Minimum and Maximum Annual Fee Table:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%	2.75%

Important Information About Your Contract – The following line item replaces the current line item on the Lowest and Highest Annual Cost Table:

FEES AND EXPENSES
Lowest Annual Cost: $1,944	Highest Annual Cost: $6,080

Fee Tables – Annual Contract Expenses. The following entry is added to the Annual Contract Expenses Table under Optional Benefit Expenses:

	Single Life	Joint Life
4LATER® Select Advantage* riders purchased on and after November 28, 2022
Guaranteed Maximum Annual Charge ………………………………	2.75%	2.75%
*As an annualized percentage of the Protected Income Base, as increased by subsequent Purchase Payments and decreased by withdrawals This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

Fee Tables – Examples.  The following Example is added to your prospectus.

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees, annual contract expenses, and annual fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and 4LATER® Select Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1)	If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$11,433	$21,816	$31,760	$60,804

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$5,433	$16,816	$28,760	$60,804

Charges and Other Deductions – Protected Lifetime Income Fee. The following information is added to the Protected Lifetime Income Fee section of your prospectus.

For 4LATER® Select Advantage riders elected on and after November 28, 2022, after ten years from the rider effective date, the protected lifetime income fee rate may increase annually on the Benefit Year anniversary at Lincoln’s sole discretion, up to the stated guaranteed maximum charge rate. You may opt out of this fee rate increase by giving us notice within 30 days after the increase. If you opt out of this fee rate increase, you will no longer be eligible for Account Value Step-ups or step-ups under i4LIFE® Advantage Select Guaranteed Income Benefit. Other situations that may cause an increase to the protected lifetime income fee are discussed in the prospectus.

Benefits Available Under the Contract. The 4LATER® Select Advantage line item on the Benefits Available Under the Contract table is replaced with the following line item:

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
4LATER® Select Advantage
Provides:
•Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit upon the election of i4LIFE® Advantage.
•An Enhancement to the Protected Income Base.
•Account Value Step-ups of the Protected Income Base.
Must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from4LATER® Select Advantage. It is designed for those seeking growth of the Protected Income Base who do not need to take withdrawals right away. Designed primarily for the purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse.

Riders elected on and after November 28, 2022:
2.75% Single and Joint Life Options
Riders elected prior to November 28, 2022:
2.25% Single Life Option
2.45% Joint Life Option
(as a percentage of the Protected Income Base)

•Investment Requirements apply.
•Withdrawals could significantly reduce or terminate the benefit.
•Not available for purchase with a qualified contract.
•Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
•Purchase Payments and step-ups may increase fee rate.
•Additional Purchase Payments may be limited.

Benefits Available Under the Contract - 4LATER® Select Advantage.

Protected Income Base and Enhancement Base. This section is replaced in its entirety with the following:

The Protected Income Base is a value used to calculate the Guaranteed Income Benefit amount under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the Contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the Contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by all withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.

Rider elections on and after November 28, 2022. The Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Account Value Step-up. The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and decreased by all withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit.

Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.

Rider elections on and after June 11, 2018, and prior to November 28, 2022. The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. The Protected Income Base and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit.

Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Base but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.

Rider elections prior to June 11, 2018 do not have an Enhancement Base.

All versions of the rider. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Each withdrawal reduces the Protected Income Base, Enhancement Base, and Enhancement Value (if applicable), in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. The reduction to the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal.

The following example demonstrates the impact of a withdrawal on the Protected Income Base, Enhancement Base, Enhancement Value (if applicable), and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Protected Income Base, Enhancement Base, and Enhancement Value (if applicable).

Prior to the withdrawal:
Contract Value = $112,000
Protected Income Base = $125,500
Enhancement Base = $125,500
Enhancement Value = $125,500

After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Protected Income Base, Enhancement Value and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)

Contract Value = $100,800 ($112,000 - $11,200)
Protected Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Value = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)

In a declining market, withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Enhancement Value and as a result will reduce your future Guaranteed Income Benefit. If the Protected Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the Contract will terminate.

Enhancement. The following discussion replaces the first two paragraphs of this section.

Rider elections on and after November 28, 2022. We will calculate the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. The Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied.

On each Benefit Year anniversary, the Protected Income Base will be the greater of the Account Value and the Enhancement Value, if:

a.	the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under the age of 86;
b.	there are no withdrawals in the preceding Benefit Year;
c.	the rider is within the Enhancement Period;
d.	the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary adjustment;
e.	the Enhancement Value is greater than an Account Value Step-up that may have occurred on the same Benefit Year anniversary; and
f.	the Enhancement Base is greater than zero.

The initial Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and ((A multiplied by (B)), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year.

On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Withdrawals reduce the Protected Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base.

Rider elections on and after June 11, 2018, and prior to November 28, 2022. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if:

a.	the Annuitant (single life option) or the Annuitant and Secondary Life (joint life option) are under age 86;
b.	there were no withdrawals in the preceding Benefit Year;
c.	the rider is within the Enhancement Period (described below);
d.	the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and
e.	the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base and the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.

Enhancement Period. This section is replaced in its entirety by the following paragraph:

The Enhancement Period is a 10-year period that begins on the effective date of the rider.
•
Rider elections prior to June 11, 2018 and on and after November 28, 2022, have only one 10-year Enhancement Period. The Enhancement Period does not reset, and Enhancements are not available once the Enhancement Period has expired.

•
Riders elected on and after June 11, 2018, and prior to November 28, 2022, have multiple Enhancement Periods that reset immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs.

Account Value Step-ups. The following disclosure replaces the first two paragraphs of this section:

For riders elections on and after November 28, 2022, the Protected Income Base will increase up to equal the highest Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.
the highest Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date, is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and

c.	the Account Value Step-up is greater than the Enhancement Value on the same Benefit Year anniversary.

The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred.

 For riders elections prior to November 28, 2022, the Protected Income Base will increase up to equal the highest Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.
the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date, is equal to or greater than the Protected Income after an Enhancement (if any).

For riders elected on or after June 11, 2018, and prior to November 28, 2022, each time the Account Value Step-up occurs, a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred.

Termination. The following information is added to this section: For riders elections on and after November 28, 2022, the termination of your rider will not result in any increase in Contract Value equal to the Protected Income Base, Enhancement Base or Enhancement Value.

Please keep this supplement for future reference.

Part A
The Prospectus for the American Legacy II® variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 70 (File No. 033-27783) filed on April 20, 2022.
Part B
The Statement of Additional Information for the American Legacy II® variable annuity contract, including the consolidated financial statements of Lincoln Life and the financial statement of Lincoln National Variable Annuity Account H, is incorporated herein by reference to Post-Effective Amendment No. 70 (File No. 033-27783) filed on April 20, 2022.

Lincoln National Variable Annuity Account H
PART C - OTHER INFORMATION
Item 27. Exhibits
(a) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.
(b) None
(c)(1) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-27783) filed on April 27, 2004.
(2) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(d)(1) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 033-27783) filed on March 27, 1998.
(2) Rider to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 033-27783) filed on March 31, 1997.
(3) Amendment No. 1 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-27783) filed on March 28, 2000.
(4) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-27783) filed on March 28, 2000.
(5) Amendment No. 3 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-27783) filed on March 28, 2000.
(6) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-27783) filed on April 18, 2001.
(7) EGMDB Rider incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-27783) filed on April 18, 2001.
(8) i4L Q Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 033-27783) filed on April 9, 2002.
(9) i4L NQ Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 033-27783) filed on April 9, 2002.
(10) i4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-27783 filed on October 11, 2002.
(11) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-27783 filed on October 11, 2002.
(12) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(13) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(14) Contract Benefit Data (I4L-CB) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-27783) filed on April 9, 2003.
(15) Contract Benefit Data (I4L-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-27783) filed on April 9, 2003.
(16) i4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-27783) filed on April 9, 2003.
(17) i4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-27783) filed on April 9, 2003.
(18) i4LA-NQ-PR Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-27783) filed on April 9, 2003.

(19) Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-27783) filed on April 9, 2003.
(20) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
(21) i4L-NQ PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-27783) filed on April 27, 2004.
(22) i4LA-Q PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-27783) filed on April 27, 2004.
(23) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.
(24) Variable Annuity Income Rider (I4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(25) Variable Annuity Income Rider (I4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(26) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(27) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(28) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(29) Contract Benefit Date (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(30) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(31) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(32) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(33) Variable Annuity Rider (LSSA 32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 033-27783) filed on September 26, 2006.
(34) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 033-27783) filed on April 17, 2007.
(35) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 033-27783) filed on April 17, 2007.
(36) Variable Annuity Living Benefits Rider (AR512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(37) Variable Annuity Living Benefits Rider (AR512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(38) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(39) Section 403(b) Annuity Endorsement incorporate herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(40) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(41) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(42) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(43) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(44) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(45) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(46) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(47) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(48) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(49) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(50) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(51) Variable Annuity Living Benefits Rider (AR-600) (Lincoln Max 6 Select Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-135039) filed on April 7, 2017.
(52) Variable Annuity Living Benefits Rider (IRA Income Plus – AR-600) incorporated herein by reference to Post-Effective Amendment No. 71 (File No. 333-40937) filed on February 7, 2019.
(53) (Wealth Pass - AR-623) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212681) filed on June 25, 2019.
(54) Variable Annuity Living Benefits Rider (22AR-700) (ProtectedPay Core) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(55) Variable Annuity Living Benefits Rider (22AR-701) (ProtectedPay Select, Secure) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(56) Guaranteed Income Later Rider (22AR-707) (4LATER Select Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(e) Application incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 033-27783) filed on March 27, 1998.
(f)(1) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(2) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)(1) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
(ii) Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 5 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(iv) Amendment No. 6 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.

(v) Amendment No. 7 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019.
(vi) Amendment No. 8 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and the Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(vii) Amendment No. 9 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 67 (File No. 033-26032) filed on August 14, 2020.
(viii) Amendment No. 10 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 67 (File No. 033-26032) filed on August 14, 2020.
(ix) Amendment No. 11 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-212680) filed on February 11, 2021.
(x) Amendment No. 12 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-212680) filed on February 11, 2021.
(xi) Amendment No. 13 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-186894) filed on February 7, 2022.
(2) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(ii) Amendment No. 3 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 4 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(iv) Amendment No. 5 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-138190) filed on August 22, 2019.
(v) Amendment No. 6 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 333-138190) filed on August 14, 2020.
(3) Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 72 (File No. 333-40937) filed on April 16, 2019.
(i) Amendment No. 1 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 74 (File No. 333-40937) filed on August 22, 2019.
(ii) Amendment No. 2 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTC incorporated herein by reference to Post-Effective Amendment No. 79 (File No. 333-40937) filed on August 14, 2020.
(iii) Amendment No. 3 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTC incorporated herein by reference to Post-Effective amendment No. 13 (File No. 333-212680) filed on February 11, 2021.

(4) Reinsurance Agreement date July 1, 2001, between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-186894) filed on February 7, 2022.
(h) Fund Participation Agreements among The Lincoln National Life Insurance Company and:
(1) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(1-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(2) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(i) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and:
(1) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(2) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(k) Opinion and consent of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 033-27783) filed on March 31, 1997.
(l)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(m) Not applicable
(n) Not applicable
(o) Not applicable
(p) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 49 (File No. 333-135219) filed on October 6, 2021.
Item 28. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President and Chief Accounting Officer
Ellen G. Cooper*	President and Director
Randal J. Freitag*	Executive Vice President, Chief Financial Officer and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Shantanu Mishra*	Senior Vice President and Treasurer
Keith J. Ryan**	Vice President and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
***Principal business address is 350 Church Street, Hartford, CT 06103

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit (p) above: Lincoln National Corporation Organization Chart
Item 30. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. f(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Shantanu Mishra*	Senior Vice President and Treasurer
William A. Nash**	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
Vacant	Chief Compliance Officer
*Principal Business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal Business address is 3108 Rhett Butler Place, Charlotte, NC 28270
(c) N/A
Item 32. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
Lincoln Life represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

(a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 14th day of November, 2022 at 9:27 am.

Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account N
 (Registrants)
By:            /s/ Delson R. Campbell
Delson R. Campbell
Vice President, The Lincoln National Life Insurance Company

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 15th day of November, 2022 at 8:14 am.

The Lincoln National Life Insurance Company
(Depositor)
By:            /s/ Michelle L. Grindle
                                                                                    Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company

Lincoln National Variable Annuity Account E (File No. 811-04882; CIK: 0000804223)

033-26032 (Amendment No. 72)

Lincoln National Variable Annuity Account H (File No. 811-05721; CIK: 0000847552)

033-27783 (Amendment No. 71)	333-63505 (Amendment No. 80)	333-212681 (Amendment No. 17)
333-18419 (Amendment No. 74)	333-135219 (Amendment No. 53)	333-233762 (Amendment No. 5)
333-35784 (Amendment No. 69)	333-170695 (Amendment No. 45)	333-233764 (Amendment No. 11)
333-61592 (Amendment No. 71)	333-181615 (Amendment No. 35)

Lincoln Life Variable Annuity Account N (File No. 811-08517; CIK: 0001048606)

333-36316 (Amendment No. 91)	333-138190 (Amendment No. 63)	333-181612 (Amendment No. 34)
333-40937 (Amendment No. 85)	333-170529 (Amendment No. 37)	333-212680 (Amendment No. 19)
333-61554 (Amendment No. 85)	333-170897 (Amendment No. 41)	333-214143 (Amendment No. 22)
333-135039 (Amendment No. 52)	333-172328 (Amendment No. 40)	333-236907 (Amendment No. 6)

(b)	As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on November 14, 2022 at 9:27 am.

Signature	Title
*/s/ Ellen Cooper Ellen Cooper	President and Director (Principal Executive Officer)
* /s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director (Principal Financial Officer)
*/s/ Craig T. Beazer Craig T. Beazer	Executive Vice President and Director
* /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer, and Director
* /s/ Adam M. Cohen Adam M. Cohen	Senior Vice President and Chief Accounting Officer (Principal Accounting Officer)
* /s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
* By /s/ Delson R. Campbell, Pursuant to a Power of Attorney Delson R. Campbell